FINANCIAL RISK MANAGEMENT - Schedule of financial assets and liabilities at carrying and fair value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at the beginning of period	$ 187,352
Changes in liabilities arising from financing activities [abstract]
Payments of lease liabilities	32,665
Increase (decrease) through obtaining or losing control of subsidiaries or other businesses, liabilities arising from financing activities	14,118
Interest Expense Accrued	5,127
Amortized costs	849
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(208)
Other	(12,647)
Liabilities arising from financing at the end of the period	161,926	$ 187,352
Convertible Bond
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at the beginning of period	151,767
Changes in liabilities arising from financing activities [abstract]
Payments of lease liabilities	4,448
Increase (decrease) through obtaining or losing control of subsidiaries or other businesses, liabilities arising from financing activities	0
Interest Expense Accrued	4,447
Amortized costs	849
Increase (decrease) through changes in fair values, liabilities arising from financing activities	0
Other	(11,729)
Liabilities arising from financing at the end of the period	140,886	151,767
Other financial liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at the beginning of period	25,212
Changes in liabilities arising from financing activities [abstract]
Payments of lease liabilities	25,000
Increase (decrease) through obtaining or losing control of subsidiaries or other businesses, liabilities arising from financing activities	0
Interest Expense Accrued	0
Amortized costs	0
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(27)
Other	(20)
Liabilities arising from financing at the end of the period	165	25,212
Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at the beginning of period	10,192
Changes in liabilities arising from financing activities [abstract]
Payments of lease liabilities	3,217	2,270
Increase (decrease) through obtaining or losing control of subsidiaries or other businesses, liabilities arising from financing activities	14,118
Interest Expense Accrued	680	766
Amortized costs	0
Increase (decrease) through changes in fair values, liabilities arising from financing activities	0
Other	(898)
Liabilities arising from financing at the end of the period	20,875	10,192
Derivative financial liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at the beginning of period	181
Changes in liabilities arising from financing activities [abstract]
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(181)
Other	0
Liabilities arising from financing at the end of the period	$ 0	$ 181